Invesco Global Low Volatility Equity Yield Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
GLVEY-QTR-1-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.54%
Australia–9.80%
BHP Group Ltd.	52,847	$1,444,299
Crown Resorts Ltd.	27,662	226,541
Fortescue Metals Group Ltd.	55,713	281,913
Qantas Airways Ltd.	289,205	1,162,281
Regis Resources Ltd.	305,231	1,143,614
Rio Tinto Ltd.	18,908	1,318,888
St Barbara Ltd.	347,544	831,627
Telstra Corp. Ltd.	461,702	1,090,850
Whitehaven Coal Ltd.	346,886	1,000,438
		8,500,451
Canada–11.14%
Bank of Montreal	4,661	348,751
Canadian Pacific Railway Ltd.	5,637	1,161,441
Capital Power Corp.	50,305	1,178,244
Empire Co. Ltd., Class A	47,836	1,035,579
Gildan Activewear Inc.	33,917	1,219,525
Kirkland Lake Gold Ltd.	38,064	1,157,572
Quebecor Inc., Class B	51,323	1,258,159
Rogers Communications Inc., Class B	21,617	1,162,580
TFI International Inc.	38,711	1,143,355
		9,665,206
China–0.82%
Yangzijiang Shipbuilding Holdings Ltd.	638,400	709,304
Denmark–2.90%
Carlsberg A/S, Class B	9,232	1,152,994
Royal Unibrew A/S	18,480	1,363,356
		2,516,350
Finland–1.20%
UPM-Kymmene Oyj	16,983	495,956
Valmet OYJ	21,378	541,006
		1,036,962
France–3.20%
Kering S.A.	464	266,847
Peugeot S.A.	50,183	1,226,778
Sanofi	14,455	1,278,242
		2,771,867
Germany–1.52%
Merck KGaA	11,568	1,319,052
Hong Kong–4.24%
CLP Holdings Ltd.	118,500	1,374,994
HKT Trust & HKT Ltd.	124,000	199,349
Kerry Properties Ltd.	207,500	926,487
Shares		Value
Hong Kong–(continued)
NWS Holdings Ltd	539,000	$1,178,255
		3,679,085
Israel–0.36%
Teva Pharmaceutical Industries Ltd., ADR(a)	19,784	310,191
Japan–3.32%
Dai Nippon Printing Co., Ltd.	28,500	682,891
Japan Post Holdings Co. Ltd.	46,900	549,123
Konica Minolta Inc.	42,100	415,227
Mitsui & Co., Ltd.	79,000	1,228,642
		2,875,883
Jordan–1.36%
Hikma Pharmaceuticals PLC	50,690	1,182,769
Netherlands–2.80%
Koninklijke Ahold Delhaize N.V.	46,070	1,226,085
Wolters Kluwer N.V.	17,638	1,200,976
		2,427,061
New Zealand–2.19%
Contact Energy Ltd.	179,123	846,560
Spark New Zealand Ltd.	407,622	1,054,844
		1,901,404
Norway–1.16%
Salmar ASA	21,026	1,008,766
Portugal–0.21%
NOS, SGPS S.A.	27,957	178,756
Puerto Rico–1.26%
Popular, Inc.,	20,999	1,094,678
Russia–1.13%
Evraz PLC	121,836	984,483
Singapore–0.51%
ComfortDelGro Corp. Ltd.	233,800	444,376
Sweden–4.91%
Loomis AB, Class B	38,461	1,323,774
Peab AB	20,769	179,492
Sandvik AB	78,968	1,282,541
Svenska Cellulosa AB SCA, Class B	127,221	1,102,902
Swedish Match AB	7,296	371,890
		4,260,599
Switzerland–1.63%
Roche Holding AG	5,116	1,409,565
United Kingdom–9.93%
Barratt Developments PLC	46,028	360,022
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Shares		Value
United Kingdom–(continued)
Bovis Homes Group PLC	63,246	$876,055
Dialog Semiconductor PLC(a)	35,111	1,068,930
Drax Group PLC	58,676	289,183
GlaxoSmithKline PLC	24,317	504,484
Imperial Brands PLC	7,923	271,480
Next PLC	18,525	1,346,336
PageGroup PLC	182,436	1,119,572
Persimmon PLC	34,871	988,179
Tate & Lyle PLC	72,131	681,867
Vodafone Group PLC	609,524	1,109,836
		8,615,944
United States–30.95%
AbbVie Inc.	14,414	1,161,624
Amgen, Inc.	6,856	1,302,503
Biogen, Inc.(a)	3,642	860,896
Brinker International, Inc.	27,630	1,226,219
BRP Inc.	31,458	872,872
CenturyLink, Inc.	33,725	404,363
CF Industries Holdings, Inc.	28,751	1,175,341
CoreCivic, Inc.	22,574	439,064
Domtar Corp.	26,438	1,312,647
EastGroup Properties, Inc.	3,119	348,205
Encompass Health Corp.	17,280	1,009,152
Endo International PLC(a)	37,568	301,671
Entergy Corp.	13,604	1,300,951
FirstEnergy Corp.	28,378	1,180,809
Foot Locker, Inc.	4,594	278,396
Gaming and Leisure Properties, Inc.	32,603	1,257,498
Geo Group, Inc. (The)	15,499	297,581
Shares		Value
United States–(continued)
Gilead Sciences, Inc.	17,456	$1,134,815
Herbalife Nutrition Ltd.(a)	16,420	870,096
HollyFrontier Corp.	11,007	542,315
HP, Inc.	55,635	1,080,988
Kohl’s Corp.	19,588	1,347,067
Lamar Advertising Co., Class A	14,701	1,165,201
Liberty Expedia Holdings, Inc., Series A(a)	10,225	437,630
Macy’s, Inc.	38,383	922,343
Navient Corp.	69,118	799,695
Newmont Mining Corp.	35,049	1,253,703
Retail Properties of America, Inc.	53,719	654,835
TEGNA Inc.	65,535	924,043
Uniti Group Inc.	42,368	474,098
Xenia Hotels & Resorts, Inc.	23,540	515,761
		26,852,382
Total Common Stocks & Other Equity Interests (Cost $83,170,812)		83,745,134

Money Market Funds–2.41%
Invesco Government & Agency Portfolio, Institutional Class, 2.33%(b)	820,798	820,798
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(b)	586,020	586,196
Invesco Treasury Portfolio, Institutional Class, 2.31%(b)	688,889	688,889
Total Money Market Funds (Cost $2,095,883)		2,095,883
TOTAL INVESTMENTS IN SECURITIES—98.95% (Cost $85,266,695)		85,841,017
OTHER ASSETS LESS LIABILITIES–1.05%		908,003
NET ASSETS–100.00%		$86,749,020
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	7	June-2019	$993,230	$17,013	$17,013
Dow Jones EURO STOXX 50 Index	11	June-2019	403,740	5,782	5,782
FTSE 100 Index	2	June-2019	187,852	3,788	3,788
SGX NIKKEI 225 Index	1	June-2019	143,644	(1,498)	(1,498)
Total Futures Contracts				$25,085	$25,085
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/12/2019	State Street Bank and Trust Co.	CAD	820,000	USD	616,433	$2,645
04/12/2019	State Street Bank and Trust Co.	DKK	16,000,000	USD	2,427,966	21,721
04/12/2019	State Street Bank and Trust Co.	EUR	7,260,000	USD	8,209,179	58,347
04/12/2019	State Street Bank and Trust Co.	GBP	6,980,000	USD	9,149,517	53,773
04/12/2019	State Street Bank and Trust Co.	NZD	2,650,000	USD	1,818,987	13,979
Subtotal—Appreciation						150,465
Currency Risk
04/12/2019	State Street Bank and Trust Co.	AUD	11,900,000	USD	8,429,234	(22,148)
04/12/2019	State Street Bank and Trust Co.	CAD	12,690,000	USD	9,475,000	(23,744)
04/12/2019	State Street Bank and Trust Co.	CHF	1,370,000	USD	1,362,181	(14,972)
04/12/2019	State Street Bank and Trust Co.	JPY	320,000,000	USD	2,886,328	(3,362)
04/12/2019	State Street Bank and Trust Co.	NOK	16,600,000	USD	1,924,339	(1,092)
04/12/2019	State Street Bank and Trust Co.	SEK	37,700,000	USD	4,029,324	(28,631)
04/12/2019	State Street Bank and Trust Co.	SGD	1,425,000	USD	1,051,247	(427)
04/12/2019	State Street Bank and Trust Co.	USD	427,645	AUD	600,000	(1,525)
04/12/2019	State Street Bank and Trust Co.	USD	970,035	NOK	8,300,000	(7,320)
Subtotal—Depreciation						(103,221)
Total Forward Foreign Currency Contracts						$47,244
Abbreviations:
AUD	—Australia Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
NOK	—Norway Krone
NZD	—New Zealand Dollar
SEK	—Sweden Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Global Low Volatility Equity Yield Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.
When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as
Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of
Assets and Liabilities.
G.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that
Invesco Global Low Volatility Equity Yield Fund

prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$3,438,207	$5,062,244	$—	$8,500,451
Canada	9,665,206	—	—	9,665,206
China	—	709,304	—	709,304
Denmark	2,516,350	—	—	2,516,350
Finland	541,006	495,956	—	1,036,962
France	—	2,771,867	—	2,771,867
Germany	1,319,052	—	—	1,319,052
Hong Kong	2,304,091	1,374,994	—	3,679,085
Israel	—	310,191	—	310,191
Japan	—	2,875,883	—	2,875,883
Jordan	1,182,769	—	—	1,182,769
Netherlands	2,427,061	—	—	2,427,061
New Zealand	1,901,404	—	—	1,901,404
Norway	1,008,766	—	—	1,008,766
Portugal	178,756	—	—	178,756
Puerto Rico	1,094,678	—	—	1,094,678
Russia	984,483	—	—	984,483
Singapore	—	444,376	—	444,376
Sweden	4,260,599	—	—	4,260,599
Switzerland	1,409,565	—	—	1,409,565
United Kingdom	5,372,207	3,243,737	—	8,615,944
United States	26,852,382	—	—	26,852,382
Money Market Funds	2,095,883	—	—	2,095,883
Total Investments in Securities	68,552,465	17,288,552	—	85,841,017
Other Investments - Assets*
Forward Foreign Currency Contracts	—	150,465	—	150,465
Futures Contracts	26,583	—	—	26,583
	26,583	150,465	—	177,048
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(103,221)	—	(103,221)
Futures Contracts	(1,498)	—	—	(1,498)
	(1,498)	(103,221)	—	(104,719)
Total Other Investments	25,085	47,244	—	72,329
Total Investments	$68,577,550	$17,335,796	$—	$85,913,346
*	Unrealized appreciation (depreciation).
Invesco Global Low Volatility Equity Yield Fund

NOTE 3—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the
Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2019:
	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded	$-	$26,583	$26,583
Unrealized appreciation on forward foreign currency contracts outstanding	150,465	-	150,465
Total Derivative Assets	150,465	26,583	177,048
Derivatives not subject to master netting agreements	-	(26,583)	(26,583)
Total Derivative Assets subject to master netting agreements	$150,465	$-	$150,465
	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded	$-	$(1,498)	$(1,498)
Unrealized depreciation on forward foreign currency contracts outstanding	(103,221)	-	(103,221)
Total Derivative Liabilities	(103,221)	(1,498)	(104,719)
Derivatives not subject to master netting agreements	-	1,498	1,498
Total Derivative Liabilities subject to master netting agreements	$(103,221)	$-	$(103,221)
Effect of Derivative Investments for the three months ended March 31, 2019
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain:
Forward foreign currency contracts	$951,506	$-	$951,506
Futures contracts	-	141,580	141,580
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(921,010)	-	(921,010)
Futures contracts	-	48,391	48,391
Total	$30,496	$189,971	$220,467
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$55,133,014	$1,700,860
Invesco Global Low Volatility Equity Yield Fund